April 2, 2007

Securities and Exchange Commission
Office of Filings and Information Services
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

RE: Dreyfus Premier New York Municipal Bond Fund
1933 Act File No. 33-7497
1940 Act File No. 811-4765

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of
Prospectus and Statement of Additional Information that would have been filed under paragraph
(b) or (c) of this section does not differ from that contained in the most recent amendment, Post-
Effective Amendment No. 29 to the Registration Statement, electronically filed with the
Securities and Exchange Commission on March 28, 2007.

Please address any comments or questions to the undersigned at (212) 922-6815.

Sincerely,

/s/ Maria R. Rodriguez
Maria R. Rodriguez

MRR/